Vessel Operating Costs	12 Months Ended
Dec. 31, 2019
Vessel Operating Costs
Vessel Operating Costs

12. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the year ended
	December 31,
	2017	2018	2019
Crew costs	39,525	38,637	36,944
Technical maintenance expenses	15,604	16,174	20,987
Other operating expenses	21,143	18,886	18,811
Total	76,272	73,697	76,742